Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Assets, Derivative Financial Instrument and Equity Instruments that Measured at Fair Value

The following table presents information about the Company’s assets that are measured at fair value on December 31, 2024 and 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	December 31, 2024	December 31, 2023
Assets:
Marketable securities held in Trust Account	1	$72,752,485	$69,000,000

The following table presents information about the Company’s derivative financial instrument and equity instruments that are measured at fair value at December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	December 31, 2023
Liabilities:
Over-allotment option	3	$11,135
Equity:
Fair value of Public Warrants subject to possible redemption allocation	3	$43,470
Fair value of rights for common stock subject to possible redemption allocation	3	$3,283,710

Schedule of Valuation of Public Warrants and Rights	The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants and rights:
December 29, 2023
Market price of public stock	$9.52
Term (years)	2.38
Risk-free rate	4.07%
Volatility	3.27%